                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005.
                                               -----------------------

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 15, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2006.

Check Here if Amendment /X/; Amendment Number:    2
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Investment Partners LLP
                 -------------------------------
   Address:      10 Duke of York Square
                 -------------------------------
                 London SW3 4LY
                 -------------------------------
                 United Kingdom
                 -------------------------------

Form 13F File Number: 28-10987
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Polygon Investment Partners LLP

Name:     Sean Cote
         -------------------------------
Title:    General Counsel
         -------------------------------
Phone:    011-44-20-790 1 8330
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Sean Cote               London, England     February 14, 2006
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 16
                                        --------------------

Form 13F Information Table Value Total:  347,342 (x $1,000)
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    01        28-10988                     Polygon Investment Partners LP
    ------       -----------------         ---------------------------------
    02        28-10989                     Polygon Investments Ltd.
    ------       -----------------         ---------------------------------

FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5      COLUMN 6 COLUMN 7       COLUMN 8
----------------------------  ---------------  ---------- -------- ---------------------- -------- -------- ---------------------
                                                                                                              VOTING AUTHORITY
                                                            VALUE  SHARES/ PRN  SH/  PUT/  INVSTMT   OTHER  ---------------------
      NAME OF ISSUER          TITLE OF CLASS     CUSIP    (X$1000)     AMT      PRN  CALL  DSCRETN MANAGERS   SOLE   SHARED  NONE
----------------------------  ---------------  ---------- -------- -----------  ---  ---- -------- -------- -------- ------  ----

ALTRIA GROUP INC              CALL             02209S903     16089     240000   SH   CALL  DEFINED   01:02    240000    0     0

ALTRIA GROUP INC              CALL             02209S903      3352      50000   SH   CALL  DEFINED   01:02     50000    0     0

ALTRIA GROUP INC              CALL             02209S903      9720     145000   SH   CALL  DEFINED   01:02    145000    0     0

BANK OF AMERICA CORPORATION   PUT              060505954     67628    1450000   SH   PUT   DEFINED   01:02   1450000    0     0

BANK OF AMERICA CORPORATION   CALL             060505904     18656     400000   SH   CALL  DEFINED   01:02    400000    0     0

DANIELSON HLDG CORP           COM              236274106     14113     875000   SH         DEFINED   01:02    875000    0     0

EFUNDS CORP                   COM              28224R101      7040     407700   SH         DEFINED   01:02    407700    0     0

GOLD FIELDS LTD NEW           SPONSORED ADR    38059T106     21906    1993319   SH         DEFINED   01:02   1993319    0     0

GUIDANT CORP                  COM              401698105     83691    1155000   SH         DEFINED   01:02   1155000    0     0

HALLIBURTON CO                COM              406216101     39417     849700   SH         DEFINED   01:02    849700    0     0

HUDSON HIGHLAND GROUP INC     COM              443792106      6123     390000   SH         DEFINED   01:02    390000    0     0

IPAYMENT INC                  COM              46262E105     14864     400000   SH         DEFINED   01:02    400000    0     0

SHOPKO STORES INC             COM              824911101     26708    1100000   SH         DEFINED   01:02   1100000    0     0

SPRINT CORP                   COM FON          852061100     12480     500000   SH         DEFINED   01:02    500000    0     0

TIVO INC                      COM              888706108      3753     540000   SH         DEFINED   01:02    540000    0     0

TRM CORP                      COM              872636105      1802     107200   SH         DEFINED   01:02    107200    0     0


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